Inventory (Details)		12 Months Ended
	Mar. 31, 2023 kilograms	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Inventory (Details) [Line Items]
Total carrying amount of Company's inventory		$ 1,286,894	$ 1,057,240
Cost of sales		1,908,515	566,252
Fair value of biological assets and inventory		(140,088)	$ 1,216,130
Biological assets			32,337
Medical cannabis (in kilograms) | kilograms	1,068
Cost of sales [member]
Inventory (Details) [Line Items]
Cost of sales		1,544,169
Current biological assets [member]
Inventory (Details) [Line Items]
Fair value of biological assets and inventory		$ 140,088	$ 1,216,129